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www.dechert.com

CHELSEA M. CHILDS

chelsea.childs@dechert.com

+1 617 728 7128 Direct

+1 617 275 8419 Fax

February 14, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 390

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 390 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 391 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Class A, Class C, Class IR, Class R, and Institutional Shares of the Goldman Sachs Dynamic Commodity Strategy Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7128.

Sincerely,

/s/ Chelsea M. Childs

Chelsea M. Childs